NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Effects from restructuring the business
Gross profit (as a percent)	26.90%	16.20%
Line of Credit Facility, Decrease, Net	$ 5,122	$ 10,248
Proceeds from Issuance Initial Public Offering	9,502
Proceeds from Warrant Exercises	$ 4,180
Operating Expenses
Effects from restructuring the business
Reduction of operating expenses	26%